RGR RETURNS (Tables)	12 Months Ended
Dec. 31, 2024
RGR RETURNS
Schedule of global reversal reserve

		12/31/2023
	2024	Reclassified
Opening balance as of January 1	1,319,921	1,035,421
Effect on cash flow:
Payment of principal	(392,681)	(307,946)
Interest paid	(50,369)	(78,979)

Non-cash effect:
Interest incurred	55,379	99,355
Recognition of new obligations	—	558,360
Adjustment resulting from contracts with RGR resources	—	13,710
Final balance on Prior year end	932,250	1,319,921

Current	492,276	439,974
Non-Current	439,974	879,947

Schedule of payment flow of global reversal reserve

Payment flow	2025	2026	Total
Consolidated debt	492,276	439,974	932,250